Short-term and long-term bank loans (Tables)	6 Months Ended
Mar. 31, 2024
Short-term and long-term bank loans
Schedule of Short-term and long-term loans
	March 31,	September 30,
	2024	2023
	(unaudited)
Short-term loans
Industrial and Commercial Bank of China	$1,731,231	$1,713,267
Bank of Beijing	1,177,236	1,165,022
China Resources Shenzhen Guotou Trust Co., Ltd	692,492	685,307
China Zheshang Bank Co., Ltd.	678,642	671,601
Pingan Bank Co., Ltd.	415,495	411,185
Total short-term loans	$4,695,096	$4,646,382
Long-term loans
Long-term loans, current portion
Xiaoshan Rural Commercial Bank	$415,495	$411,184
Kincheng Bank Co., Ltd.	150,040	137,061
Total long-term loans, current portion	$565,535	$548,245
Long-term loans, non-current portion
Kincheng Bank Co., Ltd.	-	$34,266
Total long-term loans, non-current portion	-	$34,266

Total long-term loans	$565,535	$582,511

Total short-term and long-term loans	$5,260,631	$5,228,893
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of March 31, 2024	date	date	in RMB	in USD	rate	Note
Secured short-term loans
Industrial and Commercial Bank of China	May 25, 2022	April 19, 2024	4,500,000	$623,243	3.75%	1,8
Industrial and Commercial Bank of China	June 24, 2022	May 28, 2024	5,000,000	692,492	4.35%	2,8
Bank of Beijing	December 9, 2022	December 8, 2023	5,000,000	692,492	4.50%	3,8
Bank of Beijing	May 31, 2023	May 30, 2024	3,500,000	484,744	4.00%	3,8
China Zheshang Bank Co., Ltd.	June 29, 2023	June 28, 2024	4,900,000	678,642	5.50%	4,8
Pingan Bank Co., Ltd.	December 7, 2022	December 5, 2023	3,000,000	415,495	6.00%	5,8
Total secured short-term loans			25,900,000	$3,587,108
Unsecured short-term loans
China Resources Shenzhen Guotou Trust Co., Ltd	July 3, 2023	June 13, 2024	5,000,000	$692,492	3.40%	8
Industrial and Commercial Bank of China	December 7, 2022	November 22, 2023	1,500,000	207,748	4.45%	8
Industrial and Commercial Bank of China	December 8, 2022	November 22, 2023	1,500,000	207,748	4.45%	8
Total unsecured short-term loans			8,000,000	$1,107,988

Total short-term loans			33,900,000	$4,695,096

Secured long-term loans
Kincheng Bank Co., Ltd.	November 30, 2022	December 1, 2024	1,083,333	150,040	18.00%	6,8
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	415,495	6.16%	7,8
Total long-term loans			4,083,333	$565,535

Total short-term and long-term loans			37,983,333	$5,260,631
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2023	date	date	in RMB	in USD	rate	Note
Secured short-term loans
Industrial and Commercial Bank of China	May 25, 2022	April 19, 2024	4,500,000	$616,776	3.75%	1
Industrial and Commercial Bank of China	June 24, 2022	May 28, 2024	5,000,000	685,307	4.35%	2
Bank of Beijing	December 9, 2022	December 8, 2023	5,000,000	685,307	4.50%	3
Bank of Beijing	May 31, 2023	May 30, 2024	3,500,000	479,715	4.0%	3
China Zheshang Bank Co., Ltd.	June 29, 2023	June 28, 2024	4,900,000	671,601	5.5%	4
Pingan Bank Co., Ltd.	December 7, 2022	December 5, 2023	3,000,000	411,185	6.0%	5
Total secured short-term loans			25,900,000	$3,549,891
Unsecured short-term loans
China Resources Shenzhen Guotou Trust Co., Ltd	July 3, 2023	June 13, 2024	5,000,000	$685,307	3.40%
Industrial and Commercial Bank of China	December 7, 2022	November 22, 2023	1,500,000	205,592	4.45%	8
Industrial and Commercial Bank of China	December 8, 2022	November 22, 2023	1,500,000	205,592	4.45%	8
Total unsecured short-term loans			8,000,000	$1,096,491

Total short-term loans			33,900,000	$4,646,382

Secured long-term loans
Kincheng Bank Co., Ltd.	November 30, 2022	December 1, 2024	1,250,000	171,327	18.00%	6
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	411,184	6.16%	7
Total long-term loans			4,250,000	$582,511

Total short-term and long-term loans			38,150,000	$5,228,893